Share Capital and Reserves (Details)	1 Months Ended							6 Months Ended	12 Months Ended
	Dec. 16, 2021 CAD ($) shares	Nov. 30, 2021 CAD ($) shares	Nov. 23, 2021 CAD ($) $ / shares shares	Nov. 23, 2021 USD ($) $ / shares shares	Nov. 18, 2021	Mar. 31, 2021 CAD ($) shares	Feb. 28, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Jun. 30, 2021	Dec. 31, 2021 $ / shares
Share Capital and Reserves (Details) [Line Items]
Common shares issued (in Shares) | shares			3,680,000	3,680,000		2,170		160,000
Exercise of warrants for proceeds	$ 153,946.5	$ 85,657.5		$ 9.375		$ 4,883	$ 90,769	$ 239,720
Net proceeds			$ 34,988,520	$ 27,600,000			$ 805,000
Issuance cost of shares			$ 3,900,000					$ 3,932,926
Common shares issued for conversion of debt (in Shares) | shares			751,163	751,163
Convertible debt price per share (in Dollars per share) | $ / shares			$ 1.25
Exercise of warrants (in Shares) | shares	102,631	57,105						159,736
Warrants issued (in Shares) | shares							346,098
Initial conversion price (in Dollars per share) | $ / shares							$ 1.25
Exercise price | (per share)							$ 1.5			$ 7.5
Residual value							$ 362,411
Initial allocation							$ 442,589
Expected life								2 years 6 months
Volatility rate								70.00%
Dividend yield
Risk-free minimum interest rate								0.18%
Risk-free maximum interest rate								0.22%
Market price (in Dollars per share) | $ / shares								$ 1.5
Exercise price (in Dollars per share) | $ / shares								$ 1.5
Accretion expense								$ 101,565
Interest payable.								38,699
Debenture transaction costs								$ 2,025
Warrants exercisable (in Shares) | shares			184,000	184,000				15,000
Debenture warrants								$ 9,480
Expiry date								May 24, 2023
Incentive stock options, description					Company granted an aggregate of 1,269,386 incentive stock options to officers, directors and consultants of the Company, pursuant to the Company’s Plan, at an exercise price of US$7.50 per share. All options vested quarterly over a period of one year, 25% vesting three months after granting, 25% six months after granting, 25% nine months after granting and 25% twelve months after granting. All options granted are exercisable until November 18, 2026. The fair value of each option was estimated on the date of the grant using the Black-Scholes option pricing model, with the following assumptions: share price of US$7.5, expected dividend yield of 0%, expected volatility of 70%; risk-free interest rate of 1.47%; and n expected average life of 5 years. The fair value of all these options was estimated at $6,989,950 on granting.
Weighted average remaining contractual life								3 years 6 months 7 days	1 year 10 months 24 days
Black Scholes Valuation Model [Member]
Share Capital and Reserves (Details) [Line Items]
Expected life								2 years 6 months
Volatility rate								70.00%
Dividend yield
Market price (in Dollars per share) | $ / shares								$ 1.5
Exercise price (in Dollars per share) | $ / shares								$ 1.5
Risk-free rate								0.18%
Overallotment Option [Member]
Share Capital and Reserves (Details) [Line Items]
Common shares issued (in Shares) | shares			480,000	480,000
Share price | (per share)			$ 9.51	$ 7.5